RELATED PARTY TRANSACTIONS (Details Narrative) - EUR (€)				9 Months Ended	12 Months Ended
	Dec. 10, 2020	Dec. 07, 2020	Oct. 13, 2020	Sep. 30, 2021	Sep. 30, 2021	Jan. 11, 2021
IfrsStatementLineItems [Line Items]
General and administrative expense				€ 100,000	€ 256,543
Accrued expenses				€ 80,000
Repayment of promissory note - related party	€ 105,747
Sponsor [Member]
IfrsStatementLineItems [Line Items]
Due from related party	€ 25,000
Repayment of related party						€ 25,000
Sponsor [Member] | Unsecured Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount			€ 150,000
Founder Shares [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense		€ 10,000
Class B Common Stock [Member]
IfrsStatementLineItems [Line Items]
Stock dividend		287,500
Common stock, shares issued				3,125,000	3,125,000
Class B Common Stock [Member] | Founder Shares [Member]
IfrsStatementLineItems [Line Items]
Common stock, shares issued		3,162,500
Class B Common Stock [Member] | Sponsor [Member]
IfrsStatementLineItems [Line Items]
Stock Issued During Period, Shares, New Issues			2,875,000
Stock Issued During Period, Value, New Issues			€ 25,000